UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  03/31/08



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     781.631.8092

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            New York, NY   05/12/08

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   49

                                        -------


Form 13F Information Table Value Total:  $109,232
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    22854   288742 SH       SOLE                   288742
ABBOTT LABS COM                COM              002824100      221     4000 SH       SOLE                     4000
AMAZON COM INC COM             COM              023135106     1976    27710 SH       SOLE                    27710
APPLE COMPUTER                 COM              037833100     4436    30910 SH       SOLE                    30910
ATS MED INC COM                COM              002083103       70    50000 SH       SOLE                    50000
BURLINGTON NRTHN SANTA COM     COM              12189T104     2190    23750 SH       SOLE                    23750
CAPSTONE TURBINE CORP.         COM              14067D102       74    35000 SH       SOLE                    35000
CBL & ASSOC PPTYS INC          COM              124830100      216     9200 SH       SOLE                     9200
CELGENE CORP COM               COM              151020104     1997    32575 SH       SOLE                    32575
CHEVRON CORPORATION COM        COM                             486     5698 SH       SOLE                     5698
CISCO SYS INC COM              COM              17275R102     5605   232652 SH       SOLE                   232652
CME CROUP INC                  COM              12572Q105     2285     4870 SH       SOLE                     4870
COMPANHIA VALE ADS             COM              204412209      208     6000 SH       SOLE                     6000
CVS/CAREMARK CORP.             COM              126650100     2295    56656 SH       SOLE                    56656
DEERE & CO COM                 COM              244199105     1553    19300 SH       SOLE                    19300
EMERSON ELEC CO COM            COM              291011104     2407    46782 SH       SOLE                    46782
EXELON CORP                    COM              30161N101     2192    26976 SH       SOLE                    26976
EXXON MOBIL CORP.              COM              30231G102     2039    24104 SH       SOLE                    24104
FIRST ENERGY CORP              COM              337932107     2085    30386 SH       SOLE                    30386
FIRST SOLAR INC.               COM              336433107     3548    15350 SH       SOLE                    15350
FREEPORT MCMORAN               COM              35671D857     2275    23645 SH       SOLE                    23645
GENERAL ELEC CO COM            COM              369604103     2288    61817 SH       SOLE                    61817
GENZYME CORPORATION            COM              372917104     1977    26525 SH       SOLE                    26525
GILEAD SCIENCES                COM              375558103     2275    44150 SH       SOLE                    44150
GOOGLE                         COM              38259P508     2202     5000 SH       SOLE                     5000
HEWLETT PACKARD CO.            COM              428236103     1044    22875 SH       SOLE                    22875
JOHNSON & JOHNSON COM          COM              478160104     2218    34184 SH       SOLE                    34184
KEYCORP NEW COM                COM              493267108      263    12000 SH       SOLE                    12000
MCDONALDS CORP COM             COM              580135101     2829    50730 SH       SOLE                    50730
MEMC ELECTRONICS               COM              552715104     1864    26285 SH       SOLE                    26285
MERCK & CO INC COM             COM              589331107     1552    40896 SH       SOLE                    40896
MICROSOFT CORP COM             COM              594918104     4354   153415 SH       SOLE                   153415
MONSANTO CO                    COM              61166w101     2508    22495 SH       SOLE                    22495
NOKIA                          COM              654902204     1896    59575 SH       SOLE                    59575
NORTHSTAR REALTY FIN CORP      COM              66704r100      167    20500 SH       SOLE                    20500
NUVASIVE INC.                  COM              670704105     1461    42330 SH       SOLE                    42330
PNC BANK CORP.                 COM              693475105      656    10000 SH       SOLE                    10000
POTASH CP SASKATCHEW           COM              73755L107     1857    11965 SH       SOLE                    11965
PROCTER & GAMBLE CO COM        COM              742718109     1414    20173 SH       SOLE                    20173
QUALCOMM INC COM               COM              747525103     1637    39925 SH       SOLE                    39925
RESEARCH IN MOTION LTD         COM              760975102     2342    20870 SH       SOLE                    20870
SCHLUMBERGER LTD COM           COM              806857108     1540    17700 SH       SOLE                    17700
ST JUDE MED INC COM            COM              790849103     2001    46325 SH       SOLE                    46325
SUNPOWER CORP.                 COM              867652109     1749    23470 SH       SOLE                    23470
TRANSOCEAN INC. NEW SHS        COM              g90073100     1954    14454 SH       SOLE                    14454
UMPQUA HOLDINGS CORP           COM              904214103      155    10005 SH       SOLE                    10005
UTIX GROUP INC                 COM              918032202        2    33515 SH       SOLE                    33515
VISA INC.                      COM              92826C839     2203    35325 SH       SOLE                    35325
ZIMMER HLDGS INC COM           COM              98956P102     1812    23275 SH       SOLE                    23275